DESCRIPTION OF BUSINESS	12 Months Ended
Dec. 31, 2013
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
DESCRIPTION OF BUSINESS
1.       DESCRIPTION OF BUSINESS

IMRIS Inc. (“IMRIS” or the “Company”) designs, manufactures and markets the VISIUS Surgical TheatreTM, a multifunctional surgical environment that provides intraoperative vision to clinicians to assist in decision-making and enhance precision in treatment.  Designed to meet each hospital’s specific clinical application needs, the VISIUS Surgical Theatre can incorporate MR imaging, CT imaging and x-ray angiography in a number of configurations to provide intraoperative images of diagnostic quality - without introducing additional patient transport risk and delivering real-time information to clinicians while preserving optimal surgical access and techniques.  IMRIS sells the VISIUS Surgical Theatres globally to hospitals that deliver clinical services to patients in the neurosurgical, spinal, cerebrovascular and cardiovascular markets.  Management believes the primary market for the current product portfolio is comprised of those hospitals having relatively large neurosurgical, cerebrovascular or cardiovascular practices.  The Company was incorporated on May 18, 2005 under the Canada Business Corporations Act.  The Company’s shares are traded on the Toronto Stock Exchange under the symbol “IM” and on the NASDAQ Global Select Market (“NASDAQ”) under the symbol “IMRS”.

Liquidity

The Company had cash of $6.4 million and restricted cash of $7.5 million as of December 31, 2013.  Cash and restricted cash as of December 31, 2013, decreased $7.1 million from December 31, 2012 due to cash used in operations of $40.6 million for the year ended December 31, 2013.  This cash consumption was significantly more than prior periods owing to both additional costs and the overall recognition of MRgRTTM research and development expense and the cost of moving the Company’s operations from Canada to the U.S.

While management believes the Company will have adequate working capital to fund the Company’s operations beyond the next 12 months, it is dependent on the ability of the Company to generate positive cash flow from operations by increasing order bookings and revenue and the successful transition of operations to the U.S. to provide lower manufacturing costs and operating expenses. If the Company is not able to generate positive cash flow from operations, the Company may need to raise additional capital. While, there is no guarantee that the Company can raise additional capital, the Company has a history of being able to successfully fund the business through the capital markets as needed.  If the Company is not able to raise additional capital, the Company may need to eliminate or suspend research, development and corporate.